Investment securities - Maturities of amortized costs/FV/Avg yield (Details 5) - Debt Securities [Member] - CHF (SFr) SFr in Millions	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	SFr 168
Due from 5 to 10 years, amortized cost	802
Total, amortized cost	970	SFr 1,470
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	168
Due from 5 to 10 years, fair value	836
Total, fair value	SFr 1,004	SFr 1,477
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	0.36%
Due from 5 to 10 years, average yield (as a percent)	0.61%
Total, average yield (as a percent)	0.57%